Subsequent Events - Narrative (Details) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 21, 2025 USD ($) POLICY	Feb. 18, 2025 USD ($) POLICY	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 20, 2025 USD ($)
Subsequent Event [Line Items]
Gross premiums written			$ 239,100	$ 160,977	$ 738,245	$ 530,061	$ 767,678	$ 640,990
Lessee, operating lease, term of contract									152 months
Future minimum lease commitments amount			$ 45,724		$ 45,724
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of policies | POLICY	478	9,227
Gross premiums written	$ 1,330	$ 18,227
Lessee, operating lease, term of contract									152 months
Future minimum lease commitments amount									$ 45,724,460